Accumulated Other Comprehensive Income/(loss) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Breakdown of Accumulated Other Comprehensive Income/(Loss)
A breakdown of the accumulated other comprehensive income/(loss) is as follows:

(in US$ millions)	Post-retirement benefit obligation	Foreign currency translation reserve	Accumulated Other Comprehensive Income
Balance at December 31, 2014	(1.5)	(4.5)	(6.0)
Other comprehensive income	0.4	(5.2)	(4.8)
Balance at December 31, 2015	(1.1)	(9.7)	(10.8)
Other comprehensive income	0.2	(2.3)	(2.1)
Reallocation of accumulated other comprehensive income	—	(0.9)	(0.9)
Balance at December 31, 2016	(0.9)	(12.9)	(13.8)